Post-employee benefit plans - Components of Post-Employment Benefit Plans Financing Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (63)	$ (69)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	(19)	(23)
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total interest on post-employment benefit obligations	$ (44)	$ (46)